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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Gates Capital Management, Inc.
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   Address:      1177 Avenue of the Americas, 32nd Floor
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                 New York, NY 10036
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Form 13F File Number: 28-11102
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jeffrey L. Gates
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Title:   President
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Phone:   (212) 626-1421
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Jeffrey L. Gates          New York, New York       May 15, 2013
   -------------------------------    --------------------   ------------------
           [Signature]                   [City, State]             [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 29
                                        --------------------

Form 13F Information Table Value Total: $1,901,176
                                        --------------------
                                           (in thousands)

List of Other Included Managers: NONE

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                           FORM 13F INFORMATION TABLE

                                                            VALUE   SHARES/   SH/   PUT/  INVSTMT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS    CUSIP    (x$1000) PRN AMT   PRN   CALL  DSCRETN  MANAGERS   SOLE    SHARED  NONE
ARBITRON INC                          COM       03875Q108      7772   165811  SH          SOLE                165811
ASHLAND INC NEW                       COM       044209104     87641  1179550  SH          SOLE               1178550
BARNES GROUP INC                      COM       067806109     24573   849388  SH          SOLE                849388
BED BATH & BEYOND INC                 COM       075896100     90275  1401353  SH          SOLE               1402153
DARLING INTL INC                      COM       237266101     87498  4871833  SH          SOLE               4871833
DAVITA HEALTHCARE PARTNERS INC        COM       23918K108    114149   962551  SH          SOLE                962551
DOMTAR CORP                           COM NEW   257559203     48624   626442  SH          SOLE                626442
DOVER DOWNS GAMING & ENTMT            COM       260095104      5513  2650323  SH          SOLE               2650323
FLOTEK INDS INC DEL                   COM       343389102     59534  3641227  SH          SOLE               3641227
GRACE W R & CO DEL NEW                COM       38388F108    107915  1392268  SH          SOLE               1392268
GRACE W R & CO DEL NEW                COM       38388F958      1983   650000  SH    PUT   SOLE                650000
INTERNATIONAL GAME TECHNOLOGY         COM       459902102    134673  8162029  SH          SOLE               8162029
INTERVAL LEISURE GROUP INC            COM       46113M108     51606  2373802  SH          SOLE               2373802
ITT CORP NEW                          COM NEW   450911201     39089  1374904  SH          SOLE               1374904
KAR AUCTION SVCS INC                  COM       48238T109      9263   462475  SH          SOLE                462475
MCGRAW HILL COS INC                   COM       580645109    114280  2194315  SH          SOLE               2194315
MERCER INTL INC                       COM       588056101     39882  5771598  SH          SOLE               5771598
MGM RESORTS INTERNATIONAL       NOTE 4.25% 4/1  55303QAE0     38703 35671000  PRN         SOLE              35671000
MGM RESORTS INTERNATIONAL             COM       552953101     37049  2817426  SH          SOLE               2817426
MUELLER INDS INC                      COM       624756102     60799  1140906  SH          SOLE               1140906
NORTEK INC                            COM NEW   656559309    150507  2109128  SH          SOLE               2109128
RICHARDSON ELECTRS LTD                COM       763165107     25261  2129923  SH          SOLE               2129923
ROCKWOOD HLDGS INC                    COM       774415103     96706  1477786  SH          SOLE               1478586
SCRIPPS E W CO OHIO                   CL A NEW  811054402     37617   584660  SH          SOLE                586460
SNAP ON INC                           COM       833034101     90793  1097858  SH          SOLE               1097858
STARZ                          LIBRTY CAP COM A 85571Q102    112494  5078727  SH          SOLE               5078727
TRONOX LTD                            SHS CL A  Q9235V101     95161  4803671  SH          SOLE               4803671
VISHAY PRECISION GROUP INC            COM       92835K103     15050  1024485  SH          SOLE               1024485
XYLEM INC                             COM       98419M100    116766  4236805  SH          SOLE               4236805